Segment Information - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	£ 3,552	£ 3,674	£ 3,841
Cost of major restructuring incurred	2	0	150
Intangible amortisation charges	41	48	56
Impairment of intagible assets	0	0	0
Impairment charges			56
Impairment loss recognised in profit or loss, investment property	0	11
Inter-segment amounts [member]
Disclosure of operating segments [line items]
Revenue	£ 0	£ 0	£ 0